CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 66,895	$ 73,717
Restricted cash	2,812	2,812
Accounts receivable, net	6,502	8,028
Inventories	8,841	11,395
Prepaid expenses	1,234	1,351
Due from related parties	34,007	32,603
Other current assets	5,708	6,048
Total current assets	125,999	135,954
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $763,190 (2016: $647,962)	2,795,971	2,906,721
Deferred charges, net	8,962	8,199
Investments in affiliates	5,998	5,033
Other non-current assets	49,466	71,157
Total non-current assets	2,860,397	2,991,110
Total assets	2,986,396	3,127,064
CURRENT LIABILITIES
Accounts payable	11,371	11,156
Accrued liabilities	15,226	15,464
Current portion of long-term debt, net	2,329,601	2,504,932
Unearned revenue	22,853	27,724
Other current liabilities	788	7,005
Total current liabilities	2,379,839	2,566,281
LONG-TERM LIABILITIES
Unearned revenue, net of current portion	56,159	70,589
Other long-term liabilities	1,693	2,481
Total long-term liabilities	57,852	73,070
Total liabilities	2,437,691	2,639,351
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2017 and December 31, 2016)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2017 and December 31, 2016. 109,799,352 issued and outstanding as of December 31, 2017 and December 31, 2016)	1,098	1,098
Additional paid-in capital	546,898	546,898
Accumulated other comprehensive loss	(114,076)	(91,163)
Retained earnings	114,785	30,880
Total stockholders' equity	548,705	487,713
Total liabilities and stockholders' equity	$ 2,986,396	$ 3,127,064